Share Capital (Details Textual) - AUD ($)	1 Months Ended	12 Months Ended
	May 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 07, 2016	Jun. 30, 2016
Share capital (Textual)
Issue shares option in capital raising					18,045,512
Amount received in capital raising					$ 4,511,378
Payment for services		$ 70,000	$ 140,000
New fully paid ordinary per shares		$ 0.16
Issuance of ordinary shares, description	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).
IPO [Member]
Share capital (Textual)
Issue shares option in capital raising		32,707
Warrants [Member]
Share capital (Textual)
Issue shares option in capital raising		32,707
Grandlodge Pty Ltd [Member]
Share capital (Textual)
Issue shares option in capital raising				2,418,129